Supplemental Disclosure of Cash Flow Information (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Supplemental Cash Flow Elements [Abstract]
Cash paid for interest	$ 210,918	$ 106,205	$ 13,062
Cash paid for income taxes (net of refunds)	$ 116,322	$ 55,105	$ 27,604